Allowance for Uncollectible Accounts (Tables)	12 Months Ended
Dec. 31, 2025
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Schedule of allowances for uncollectible accounts
Presented in the table below are the changes in the allowances for uncollectible accounts for the years ended December 31:

	2025	2024	2023
Balance as of January 1	$(53)	$(51)	$(60)
Amounts charged to expense	(48)	(31)	(24)
Amounts written off	43	29	33

Balance as of December 31	$(58)	$(53)	$(51)